Intangible assets, net - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Cost		$ 21,732	$ 22,836
Amortization		(7,529)	(6,928)
Impairment		(770)	(808)
Net book value		13,433	15,100
Land use right [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		5,123	5,279
Amortization		$ (409)	$ (253)
Impairment
Net book value		$ 4,714	$ 5,026
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		5,812	6,168
Amortization		$ (1,107)	$ (167)
Impairment
Net book value		$ 4,705	$ 6,001
Non-compete agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		1,415	1,502
Amortization		$ (472)	$ (252)
Impairment
Net book value		$ 943	$ 1,250
Technology (including right-to-use) [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		2,261	2,399
Amortization		$ (377)	$ (100)
Impairment
Net book value		$ 1,884	$ 2,299
Acquired computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		619	1,468
Amortization		$ (255)	$ (1,141)
Impairment
Net book value		$ 364	$ 327
Internal use software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		675	716
Amortization		$ (641)	$ (537)
Impairment
Net book value		$ 34	$ 179
Online game licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	[1]	5,827	5,304
Amortization	[1]	(4,268)	(4,478)
Impairment	[1]	(770)	(808)
Net book value	[1]	$ 789	$ 18

[1]	In 2013, indicator of possible impairment triggered the Group to perform an impairment test for one online game license. The impairment test was triggered by the significant decline in the revenue generated by online game. For the quarter ended December 31, 2013, this online game only generated revenue amounted to USD 27 thousand as compared to USD 303 thousand for the quarter ended September 30, 2013, which was significantly lower than the Group's expectation. The impairment test was performed using a discounted cash flow analysis that requires certain assumptions and estimates regarding economics and future profitability. As of December 31, 2015, full provision for impairment has been provided for this online game license.